Income Taxes - Reconciliation of the Company's Effective Tax Rate to the Statutory Federal Rate (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory taxes	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	0.80%	(1.00%)
Foreign operations	(21.60%)	(41.10%)	(26.20%)
Permanent differences	3.20%	13.90%	8.00%
Change in deferred tax liability related to acquired intangibles	(0.80%)	(12.60%)	(10.90%)
Tax credits	(7.90%)	(20.70%)	(21.40%)
Stock option compensation	0.30%	0.80%	3.40%
Change in accruals for uncertain tax positions	2.20%	(5.90%)	(1.80%)
Other	(0.20%)	0.90%	1.20%
Effective income tax rate	11.00%	(30.70%)	(12.70%)